Share-based compensation - Free ordinary shares (Details) - Free ordinary shares program	12 Months Ended
	Dec. 31, 2024 shares tranche	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares) | shares	991,643	445,320
Number of equal tranches to exercise awards	3
Number of tranches rounded down if the third tranche is not a whole number	2
Minimum number of vested free shares of each tranche	20.00%